Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$1,002,677,934	$818,496,466
Less: Amounts allocated to withdrawing participants	(268,985)	(249,594)
Net assets available for benefits per the Form 5500	$1,002,408,949	$818,246,872
The following is a reconciliation of benefits paid to participants per the financial statements for the period ended December 31, 2025 to Form 5500:

Benefits paid to participants per the financial statements	$38,864,945
Add: Amounts allocated to withdrawing participants at December 31, 2025	268,985
Less: Amounts allocated to withdrawing participants at December 31, 2024	(249,594)
Benefits paid to participants per Form 5500	$38,884,336